Cash and Cash Equivalents (Cash and Cash Equivalents) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 97,683	¥ 92,821
Certificates of deposit	50,000
Commercial paper	433	802
Bailment for consumption	206,321	11,930
Total	¥ 354,437	¥ 105,553	¥ 526,920	¥ 493,674